Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Detailed Information About Financial Instruments Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Aggregated cost basis
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 1,662,401	¥ 258,587
Gross unrealized holding gain/(loss)
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,745	58,455
Aggregated fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	¥ 1,685,146	¥ 317,042